Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt

Long-term debt balances, including obligations for capital leases, and associated interest rates as of March 31, 2017, were as follows:

	March 31, 2017	December 31, 2016
	(in millions)
Senior notes due 2021	$—	$1,500
Senior notes with a rate of 4.250%, due 2024	1,000	1,000
Senior notes with a rate of 4.625%, due 2025	900	—
Senior notes with a rate of 4.875%, due 2027	600	—
Senior secured term loan facility due 2020	—	750
Senior secured term loan facility with a rate of 2.98%, due 2023	3,959	3,209
Capital lease obligations with an average rate of 6.34%, due 2021 to 2030	237	227
Other debt with an average rate of 2.65%, due 2018 to 2026	22	20

	6,718	6,706
Less: unamortized deferred financing costs and discount	(89)	(90)
Less: current maturities of long-term debt(1)	(41)	(33)

	$6,588	$6,583

(1)	Net of unamortized deferred financing costs and discount attributable to current maturities of long-term debt.

Long-term debt balances, including obligations for capital leases, and associated interest rates as of December 31, 2016 were as follows:

	December 31,
	2016	2015
	(in millions)
Senior notes with a rate of 5.625%, due 2021	$1,500	$1,500
Senior notes with a rate of 4.250%, due 2024	1,000	—
Senior secured term loan facility with a rate of 3.50%, due 2020	750	4,225
Senior secured term loan facility with an average rate of 3.26%, due 2023	3,209	—
Capital lease obligations with an average rate of 6.34%, due 2018 to 2028	227	227
Other debt with an average rate of 2.65%, due 2018 to 2026	20	20

	6,706	5,972
Less: unamortized deferred financing costs and discount	(90)	(78)
Less: current maturities of long-term debt(1)	(33)	(7)

	$6,583	$5,887

(1)	Net of unamortized deferred financing costs and discount attributable to current maturities of long-term debt.

Debt Maturities	The contractual maturities of our long-term debt as of March 31, 2017 were as follows:

Year	(in millions)
2017(remaining)	$36
2018	59
2019	55
2020	56
2021	57
Thereafter	6,455

$6,718

The contractual maturities of our long-term debt as of December 31, 2016 were as follows:

Year	(in millions)
2017	$40
2018	50
2019	47
2020	798
2021	1,549
Thereafter	4,222

$6,706